Equity (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule of Shares Outstanding

For each of the periods presented, the following table shows the number of Coincheck Parent shares outstanding; this table has been recast for the effect of the Reverse Recapitalization:

	As of March 31,
	2024 (as recasted)		2025
(In millions)	Number of shares	Ordinary share capital	Number of shares	Ordinary share capital
Former Coincheck shareholders	122,587,617	¥196	122,587,617	¥196
Issuance of shares in Reverse Recapitalization	—	—	7,115,459	15
Issuance of shares in business acquisition of Next Finance	—	—	1,111,450	2
Total Ordinary Shares Issued and Outstanding	122,587,617	¥196	130,814,526	¥213